INVESTMENTS IN ASSOCIATED ENTITIES	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
INVESTMENT IN AN ASSOCIATED COMPANY [Text Block]

7. INVESTMENTS IN ASSOCIATED ENTITIES

Caserones

In August 2021, the Company entered into an agreement to acquire an effective 0.418% Net Smelter Return ("NSR") royalty on the operating Caserones mine in northern Chile for US$34,100 in cash. To purchase the Caserones Royalty and for purposes of distributing payments received from the royalty interest, the Company formed a 50%-50% partnership, Tercero, with Altus Strategies Plc (AIM: ALS; TSX Venture: ALTS; OTCQX: ALTUF) which is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.

Tercero was used to purchase a 43% interest in Sociedad Legal Minera California Una de la Sierra Pena Negra ("SLM California") through a Share Purchase Agreement for US$68,200. Separately, the Company entered into a Credit Agreement with Sprott Private Resource Lending II (Collector), LP ("Sprott") (Note 14) to finance its portion of the purchase price. SLM California has a right to 67.5% of the 2.88% Caserones NSR royalty. SLM California's sole purpose is to administer the company, pay Chilean taxes and distribute its royalty proceeds to the shareholders, including Tercero. The 50% interest of the Company in Tercero provides EMX with the right to the effective 0.418% royalty interest. As at December 31, 2021, the Company's investment in SLM California including its share of accumulated equity income and losses, and distributions was $42,394 (December 31, 2020 - $Nil).

The Company through Tercero does not control operational decisions and is eligible to appoint a director to serve on the Board of SLM California. The Company's judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.

The following table summarizes the changes in the carrying amount of the Company's investment in SLM California:

December 31, 2021
Opening Balance	$-
Capital Investment	43,007
Company's share of net income of associated entity	3,012
Currency translation adjustments	(1,473)
Distributions	(2,152)
Ending Balance	$42,394

Summarized financial information for the Company's investment in SLM California on a 100% basis and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

December 31, 2021
Royalty Revenue	$20,649
Net income and comprehensive income	14,010
The Company's ownership %	21.5%
Company's share of net income of associated entity	$3,012

December 31, 2021
Current assets	$6,308
Non-current assets	-
Total liabilities	(6,797)
Net assets (liabilities)	(489)
The Company's ownership %	21.5%
Acquisition fair value and other adjustments	42,499
Carrying amount of investment in associated entity	$42,394

Rawhide

The Company has a 38.07% (December 31, 2020 - 19.99%) equity investment in RAH. During the year ended December 31, 2021 RAH suspended its mining operations due to working capital constraints and as at December 31, 2021 the Company determined that its investment in RAH was impaired. Accordingly, the Company recognized an impairment charge of $10,014 on the value of its investment and as at December 31, 2021, the Company's investment in RAH including its share of accumulated equity income and losses, dilution gains and impairment charges was $Nil (December 31, 2020 - $4,580).

The Company has a minority position on the Board of Rawhide, and does not control operational decisions. The Company's judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.

The following table summarizes the changes in the carrying amount of the Company's Rawhide investment:

December 31, 2021
Opening Balance	$-
Capital Investment	9,544
Company's share of net loss of associated entity	(702)
Dilution gain	1,172
Impairment charge	(10,014)
Ending Balance	$-

Summarized financial information for the Company's investment in Rawhide on a 100% basis and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

December 31, 2021
Revenue	$45,484
Net loss and comprehensive loss	(1,844)
The Company's ownership %	38.07%
Company's share of net loss of associated entity	$(702)

December 31, 2021
Current assets	$32,062
Non-current assets	33,553
Current liabilities	(21,199)
Non-current liabilities	(42,163)
Net assets (liabilities)	2,253
The Company's ownership %	38.07%
Acquisition fair value and other adjustments	(857)
Carrying amount of investment in associated entity	$-